Net fees and commissions income - Details of fees and commissions income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Fee and commission income [abstract]
Fees and commission received for brokerage	₩ 185,545		₩ 182,794	₩ 162,653
Credit-related fee and commission income	189,856		197,125	195,391
Fees and commission received for electronic finance	130,712		131,941	125,107
Fees and commission received on foreign exchange handling	56,812		56,210	55,984
Fees and commission received on foreign exchange	96,713		73,894	69,017
Fees and commission received for guarantee	85,340		76,428	74,647
Fees and commission received on credit card	594,897		573,048	507,852
Fees and commissions received on securities business	111,211		100,991	79,606
Fees and commission from trust management	266,447		216,203	160,564
Fees and commission received on credit information	10,190		10,220	13,254
Fees and commission received related to lease	572,563		374,900	84,164
Other fees	199,414		177,951	165,777
Total	₩ 2,499,700	$ 1,983,574	₩ 2,171,705	₩ 1,694,016